SCOUT
BOND FUND


A no-load mutual fund
with primary emphasis
on maximum current
income consistent with
its quality and maturity
standards.


Annual Report
June 30, 1998


TO THE SHAREHOLDERS

Scout Bond Fund's share price rose to $11.21 for the quarter ended June 30, 1998, up from $11.17 per share as of March 31, 1998. Investors earned a total return from reinvested dividend distributions of 1.75% for the quarter and 7.94% for the year ended on that date. The Fund seeks to provide maximum current income consistent with its quality and maturity standards by investing in fixed-income obligations.

The bond markets endured continued turbulence throughout the quarter, with yields trading in a wide range but ultimately drifting lower. For example, the 10-year Treasury note began the quarter at a yield of 5.65% and ended at 5.44%. The benchmark Fed Funds rate remained at 5.50% during the period.

These rates also illustrate the most noteworthy change in the bond markets for the quarter. The significant drop in longer rates caused a flattening of the yield curve, with the 10- and 30-year Treasury securities ultimately trading at yields below short-term rates. This indicates profound bullishness among market participants who are positioning for significantly lower interest rates. While measured inflation continues to remain low, there is some risk that the markets may be jumping the gun, given the fact that the policy-making Federal Open Market Committee has maintained a bias toward raising the Fed Funds rate.

Your Fund continues to avoid the higher risk sectors of the corporate market, such as financial companies and BBB-rated companies. We enhanced yields during the quarter by replacing those sectors with greater exposure to the Government National Mortgage Association (GNMA) market, capturing higher yields without additional credit risk. We feel current economic conditions make it virtually impossible to predict the direction of the interest rates.

We believe the Fund is an outstanding choice for investors seeking a stable fixed-income return while avoiding the volatility associated with interest rate speculation or aggressive exposure to credit risk.

Your continued participation in the Scout Bond Fund as part of your investment portfolio is appreciated. We welcome your comments and questions.

Sincerely,

/s/George W. Root
George W. Root
UMB Investment Advisors

CHART - HYPOTHETICAL GROWTH OF $10,000
as of June 30, 1998
SCOUT BOND FUND vs Lehman Bros/Gov./Corp Int*
SOURCE: UMB Investment Advisors
*Unmanged index of stocks, bonds or mutual funds (there are no direct investments or fees in these indices).
For illustrative purposes only; may not represent your returns.

CHART - TAXABLE YIELD CURVES
as of June 30, 1998
Treasuries
Agencies
AA Industrials
SOURCE: UMB Investment Advisors

CHART - COMPARATIVE RATES OF RETURN
as of June 30, 1998
                                        1 1/2   3 1/2   7 1/2   15 1/2
                                        Years   Years   Years   Years
Scout Bond Fund                         6.98%   7.94%   6.96%   8.16%
Lipper Int. Inv. Grade Fund Index*      8.13%   9.10%   8.14%    N.A.
Lehman Bros. Gov./Corp. Int.*           7.60%   8.71%   7.79%   9.29%

Scout Bond Fund's average annual compound returns for 1-, 5- and 10-year periods ended June 30, 1998, are 7.94%, 5.30% and 7.31%, respectively. Performance data contained in this report are for past periods only. Past performance is not predictive of future performance.
Investment return and share value will fluctuate, and redemption value may be more or less than the original cost.
*Unmanaged index of stocks, bonds or mutual funds (there are no direct investments or fees in these indices).

CHART - FUND DIVERSIFICATION
Short-Term               1.4%
Corporate               42.1%
Government & Agency     56.5%
As of June 30, 1998

CHART - HISTORICAL PER SHARE RECORD

                  INCOME &                      CUMULATIVE**
          NET     SHORT-TERM      LONG-TERM     VALUE PER
          ASSET   GAINS           GAINS         SHARE PLUS
          VALUE   DISTRIBUTION    DISTRIBUTION  DISTRIBUTIONS
12/31/82 $10.05   $0.03           $ -           $10.08
12/31/83   9.59    0.94             -           10.56
12/31/84  10.37    0.45             -           11.79
12/31/85  10.94    0.98             0.02        13.36
12/31/86  11.37    0.83             0.03        14.64
12/31/87  10.42    1.25             0.01        14.95
12/31/88  10.19    0.81             0.03        15.56
12/31/89  10.50    0.82             -           16.69
12/31/90  10.54    0.79             -           17.52
12/31/91  11.19    0.71             -           18.88
12/31/92  11.20    0.71             -           19.60
12/31/93  11.44    0.64             0.04        20.52
12/31/94  10.46    0.63             0.00        20.17
12/31/95  11.26    0.63             0.01        21.60
12/31/96  11.02    0.62             -           21.90
12/31/97  11.17    0.63             -           22.76
6/30/98*  11.21    0.31             -           23.11
*Six-month only. Distributions typically occur in June
 and December.
**Does not assume any compounding of reinvested distributions.
  Table shows calendar year distributions and net asset values; may differ from fiscal year annual reports.


Shares of the Scout Funds are not deposits or obligations of, nor guaranteed by, UMB Bank, n.a. or any other banking institution; nor are they insured by the Federal Deposit Insurance Corporation ("FDIC"). These shares involve investment risks, including the possible loss of the principal amount invested.


FINANCIAL STATEMENTS
Statement of Net Assets
June 30, 1998

        Face                                                                    Market
        Amount  Description                                                     Value
CORPORATE BONDS - 42.09%
$       500,000  Albertson's Incorporated, Medium Term Notes,
                        6.18%, due March 22, 2000                           $   503,225
        500,000  Albertson's Incorporated Notes,
                        6.375%, due June 1, 2000                                504,850
        500,000  Amoco Canada Petroleum Company Notes,
                        7.25%, due December 1, 2002                             524,655
        500,000  Baltimore Gas & Electric Company 1st &
                        Refunding Mortgage,
                        6.50%, due February 15, 2003                            507,990
        500,000  BellSouth Telecommunications Incorporated Notes,
                        6.25%, due May 15, 2003                                 505,470
        500,000  BellSouth Telecommunications Incorporated Notes,
                        6.375%, due June 15, 2004                               507,165
        500,000  Carolina Power & Light Company 1st Mortgage,
                        5.00%, due September 15, 1998                           499,105
        500,000  Carolina Power & Light Company 1st Mortgage,
                        5.875%, due January 15, 2004                            496,210
        500,000  Consolidated Edison Company New York,
                        Incorporated Debentures,
                        6.625%, due February 1, 2002                            508,190
        500,000  Cooper Industries Inc., Medium Term Notes,
                        5.88%, due February 20, 2003                            498,970
        500,000  Delmarva Power & Light Company Medium Term Notes,
                        7.50%, due May 1, 1999                                  506,065
      1,000,000  Dillard Department Stores Inc.,
                        6.875%, due June 1, 2005                              1,036,660
        500,000  duPont (E.I.) deNemours & Company Notes,
                        6.75%, due October 15, 2002                             513,995
        500,000  Duke Power Company 1st & Refunding Mortgage,
                        5.17%, due September 1, 1998                            499,345
        500,000  Duke Power Company 1st & Refunding Mortgage,
                        7.00%, due June 1, 2000                                 509,215
        500,000  Duke Power Company 1st & Refunding Mortgage,
                        5.875%, due June 1, 2001                                498,135
        500,000  Emerson Electric Company Notes,
                        6.30%, due November 1, 2005                             507,420
        500,000  Engelhard Corporation Senior Note,
                        7.00%, due August 1, 2001                               510,590
        750,000  Florida Power & Light Company 1st Mortgage,
                        5.50%, due July 1, 1999                                 747,833
        500,000  General Mills Incorporated Medium Term Notes,
                        7.50%, due June 5, 2000                                 514,430
        500,000  General Mills Incorporated Medium Term Notes,
                        5.98%, due July 9, 2001                                 499,945
        500,000  GTE California Incorporated Debentures, Series A,
                        5.625%, due February 1, 2001                            495,565
        500,000  GTE Southwest Incorporated Debentures,
                        6.00%, due January 15, 2006                             494,515
        500,000  GTE Southwest Incorporated Debentures,
                        6.00%, due February 15, 2008                            494,075
        500,000  Honeywell Inc.,
                        6.75%, due March 15, 2002                               512,095
        500,000  International Business Machines Corporation Notes,
                        6.375%, due June 15, 2000                               504,680
        500,000  International Business Machines Corporation Notes,
                        7.25%, due November 1, 2002                             524,870
        500,000  International Paper Company Medium Term Notes,
                        8.05%, due March 25, 1999                               506,440
        500,000  Kansas City Power & Light Company
                        Medium Term Notes,
                        6.50%, due January 2, 2001                              505,770
      1,000,000  May Department Stores Inc.,
                        6.875%, due November 1, 2005                          1,047,840
        250,000  McDonald's Corporation, Series C,
                        Medium Term Notes,
                        8.75%, due November 15, 2000                            265,550
        500,000  McDonald's Corporation, Medium Term Notes,
                        7.375%, due July 15, 2002                               506,265
        500,000  Minnesota Mining & Manufacturing Company
                        Medium Term Notes,
                        6.25%, due March 29, 1999                               501,775
        750,000  Monongahela Power Company 1st Mortgage,
                        5.625%, due April 1, 2000                               744,922
        500,000  Monongahela Power Company 1st Mortgage,
                        7.375%, due July 1, 2002                                524,505
      1,000,000  New York Telephone Company Notes,
                        5.875%, due September 1, 2003                           993,670
        500,000  Newell Company Medium Term Notes,
                        6.18%, due July 11, 2000                                501,365
        500,000  Northwest Natural Gas Company
                        Secured Medium Term Notes,
                        5.98%, due December 15, 2000                            501,115
        500,000  Pacific Bell Telephone Company Notes,
                        7.25%, due July 1, 2002                                 522,135
        500,000  Pacific Bell Telephone Company Notes,
                        6.25%, due March 1, 2005                                506,225
        500,000  Pacific Gas & Electric Company 1st Mortgage,
                        6.25%, due March 1, 2004                                504,305
        500,000  PepsiCo, Incorporated Notes,
                        7.625%, due November 1, 1998                            502,770
      1,000,000  Public Service Company of Oklahoma Medium Term Notes,
                        6.02%, due March 1, 2001                              1,003,160
        500,000  Sara Lee Corporation, Series C, Medium Term Notes,
                        6.45%, due September 26, 2005                           511,025
        500,000  Southwestern Bell Capital Corporation Medium Term Notes,
                        7.80%, due November 5, 1998                             503,050
        500,000  Southwestern Bell Telephone Company Medium Term Notes,
                        6.125%, due March 12, 2001                              503,370
        500,000  Southwestern Bell Telephone Company Medium Term Notes,
                        5.77%, due October 14, 2003                             495,685
        500,000  Sysco Corporation Notes,
                        7.00%, due May 1, 2006                                  530,330
        500,000  Texaco Capital Incorporated Medium Term Notes,
                        8.24%, due October 15, 2001                             534,295
      1,000,000  Texas Instruments Incorporated, Unsecured Note,
                        6.125%, due February 1, 2006                            999,990
        500,000  Tribune Company Medium Term Notes,
                        5.30%, due April 17, 2000                               494,170
        500,000  Tribune Company Medium Term Notes,
                        5.75%, due September 15, 2003                           494,615
        500,000  Union Electric Company 1st Mortgage,
                        6.75%, due October 15, 1999                             504,340
        500,000  Union Pacific Corporation Notes,
                        6.25%, due March 15, 1999                               500,735
        500,000  Union Pacific Corporation Notes,
                        7.875%, due February 15, 2002                           523,455
        500,000  Union Pacific Railroad Company Equipment Trust,
                        Series Cl., 7.01%, due June 1, 2004                     528,950
        500,000  Wal-Mart Stores Incorporated Notes,
                        6.125%, due October 1, 1999                             501,720
        500,000  Wal-Mart Stores Incorporated Notes,
                        5.85%, due June 1, 2000                                 499,410
        500,000  Wisconsin Electric Power Company,
                        6.625%, due November 15, 2006                           515,045
TOTAL CORPORATE BONDS (Cost $31,986,833) - 42.09%                            32,703,260

U.S. GOVERNMENTAL AGENCIES - 9.20%
$        37,702  Government National Mortgage Association,
                        9.00%, due July 15, 2001                                 38,757
         47,519  Government National Mortgage Association,
                        8.00%, due February 20, 2002                             48,332
         88,005  Government National Mortgage Association,
                        8.50%, due February 20, 2002                             90,462
         31,586  Government National Mortgage Association,
                        8.00%, due January 15, 2004                              32,441
        116,690  Government National Mortgage Association,
                        9.50%, due April 15, 2005                               123,070
        147,100  Government National Mortgage Association,
                        9.75%, due May 15, 2005                                 155,142
         70,235  Government National Mortgage Association,
                        9.00%, due October 20, 2005                             73,662
        103,574  Government National Mortgage Association,
                        7.50%, due February 15, 2006                            106,468
         48,391  Government National Mortgage Association,
                        7.50%, due March 15, 2006                                49,743
        104,546  Government National Mortgage Association,
                        8.00%, due June 20, 2006                                107,311
        141,823  Government National Mortgage Association,
                        8.50%, due July 15, 2006                                147,672
        154,618  Government National Mortgage Association,
                        8.00%, due August 15, 2006                              159,908
         54,181  Government National Mortgage Association,
                        8.00%, due August 15, 2006                               56,035
        209,702  Government National Mortgage Association,
                        7.50%, due August 20, 2006                              214,512
        128,426  Government National Mortgage Association,
                        7.50%, due September 15, 2006                           132,014
         73,634  Government National Mortgage Association,
                        7.50%, due April 15, 2007                                75,895
        147,616  Government National Mortgage Association,
                        7.50%, due March 20, 2009                               151,934
        381,178  Government National Mortgage Association,
                        6.00%, due May 15, 2009                                 380,961
        301,568  Government National Mortgage Association,
                        7.00%, due May 15, 2009                                 309,635
        481,114  Government National Mortgage Association,
                        6.00%, due April 15, 2011                               478,838
        515,969  Government National Mortgage Association,
                        7.00%, due August 20, 2011                              525,793
        424,321  Government National Mortgage Association,
                        6.50%, due October 15, 2011                             430,367
        387,111  Government National Mortgage Association,
                        7.00%, due October 20, 2011                             394,319
        453,674  Government National Mortgage Association,
                        6.50%, due February 15, 2012                            459,286
        476,452  Government National Mortgage Association,
                        7.00%, due April 20, 2012                               485,028
        475,100  Government National Mortgage Association,
                        6.50%, due September 20, 2012                           478,601
        465,856  Government National Mortgage Association,
                        6.50%, due October 20, 2012                             468,418
        491,500  Government National Mortgage Association,
                        6.00%, due February 20, 2013                            485,691
        494,167  Government National Mortgage Association,
                        6.00%, due March 20, 2013                               488,326
TOTAL U.S. GOVERNMENTAL AGENCIES (Cost $7,015,779) - 9.20%                    7,148,621

U.S. GOVERNMENT SECURITIES - 13.09%
$       500,000  U.S. Treasury Notes,
                        7.125%, due October 15, 1998                            502,735
      1,500,000  U.S. Treasury Notes,
                        6.375%, due January 15, 1999                          1,507,740
        500,000  U.S. Treasury Notes,
                        5.875%, due March 31, 1999                              501,485
      1,000,000  U.S. Treasury Notes,
                        6.00%, due October 15, 1999                           1,005,620
        500,000  U.S. Treasury Notes,
                        5.50%, due March 31, 2000                               499,845
      1,500,000  U.S. Treasury Notes,
                        5.50%, due April 15, 2000                             1,499,535
      1,000,000  U.S. Treasury Notes,
                        7.50%, due November 15, 2001                          1,059,220
      1,500,000  U.S. Treasury Notes,
                        6.375%, due August 15, 2002                           1,545,930
      1,000,000  U.S. Treasury Notes,
                        6.250%, due February 15, 2003                         1,029,060
      1,000,000  U.S. Treasury Notes,
                        5.875%, due February 15, 2004                         1,018,440
TOTAL U.S. government SECURITIES (Cost $10,051,979) - 13.09%                 10,169,610

GOVERNMENT SPONSORED ENTERPRISES - 34.23%
        500,000  Federal Farm Credit Bank Medium Term Notes,
                        6.70%, due October 11, 2006                             526,095
        250,000  Federal Home Loan Banks,
                        5.66%, due November 9, 1998                             250,117
        500,000  Federal Home Loan Banks,
                        6.31%, due March 29, 2001                               507,735
        500,000  Federal Home Loan Banks,
                        6.18%, due December 19, 2001                            507,110
      1,000,000  Federal Home Loan Mortgage Corporation,
                        6.75%, due May 30, 2006                               1,060,310
      1,000,000  Federal Home Loan Mortgage Corporation, Deb.,
                        6.13%, due August 19, 1999                            1,004,220
      1,000,000  Federal Home Loan Mortgage Corporation,
                        6.05%, due March 12, 2003                             1,001,870
      1,000,000  Federal National Mortgage Association,
                        Series SM-98-G, Deb.,
                        7.85%, due September 10, 1998                         1,005,000
        500,000  Federal National Mortgage Association, Deb.,
                        5.05%, due November 10, 1998                            498,360
      1,500,000  Federal National Mortgage Association,
                        Series H, Deb.,
                        7.05%, due December 10, 1998                          1,510,305
      1,000,000  Federal National Mortgage Association,
                        Series H, Deb.,
                        6.35%, due August 10, 1999                            1,003,280
      1,500,000  Federal National Mortgage Association, Deb.,
                        6.10%, due February 10, 2000                          1,510,080
        500,000  Federal National Mortgage Association,
                        5.90%, due November 20, 2000                            501,875
      1,000,000  Federal National Mortgage Association,
                        Series I, Deb., 8.25%, due December 18, 2000          1,057,190
      1,250,000  Federal National Mortgage Association, Deb.,
                        7.50%, due February 11, 2002                          1,320,700
      1,000,000  Federal National Mortgage Association,
                        Series SM-E, Deb.,
                        7.55%, due April 22, 2002                             1,061,410
        500,000  Federal National Mortgage Association,
                        Series K., Deb.,
                        7.05%, due November 12, 2002                            525,705
        500,000  Federal National Mortgage Association, Deb.,
                        6.80%, due January 10, 2003                             521,170
        496,579  Federal National Mortgage Association,
                        6.50%, due November 1, 2004                             500,403
        500,000  Federal National Mortgage Association
                        Medium Term Notes,
                        5.40%, due March 12, 1999                               499,455
        500,000  Federal National Mortgage Association
                        Medium Term Notes,
                        6.36%, due August 16, 2000                              507,265
        500,000  Federal National Mortgage Association
                        Medium Term Notes,
                        5.72%, due March 8, 2001                                499,610
      1,000,000  Federal National Mortgage Association
                        Medium Term Notes,
                        6.45%, due April 23, 2001                             1,020,160
        500,000  Federal National Mortgage Association
                        Medium Term Notes,
                        6.625%, due May 21, 2001                                512,110
        500,000  Federal National Mortgage Association
                        Medium Term Notes,
                        6.41%, due February 6, 2002                             511,560
        500,000  Federal National Mortgage Association
                        Medium Term Notes,
                        6.09%, due September 30, 2002                           507,030
        500,000  Federal National Mortgage Association
                        Medium Term Notes,
                        6.15%, due January 27, 2003                             497,420
      1,000,000  Federal National Mortgage Association
                        Medium Term Notes,
                        6.36%, due December 27, 2004                          1,003,280
        500,000  Federal National Mortgage Association
                        Medium Term Notes,
                        6.10%, due January 26, 2005                             497,345
      1,000,000  Federal National Mortgage Association
                        Medium Term Notes,
                        6.82%, due August 23, 2005                            1,058,280
        500,000  Federal National Mortgage Association
                        Medium Term Notes,
                        5.875%, due February 14, 2006                           502,110
      1,500,000  Federal National Mortgage Association
                        Medium Term Notes,
                        6.41%, due March 8, 2006                              1,549,920
        500,000  Federal National Mortgage Association
                        Medium Term Notes,
                        6.96%, due April 2, 2007                                537,580
        500,000  Federal National Mortgage Association
                        Medium Term Notes,
                        6.70%, due June 19, 2007                                528,830
        500,000  Federal National Mortgage Association
                        Medium Term Notes,
                        6.38%, due February 20, 2008                            496,330
TOTAL U.S. government SPONSORED ENTERPRISES (Cost $25,918,654) - 34.23%      26,601,220

REPURCHASE AGREEMENT (Cost $160,000) -  0.21%
$       160,000  Northern Trust Co.,
                        5.55%, due July 1, 1998
                        (Collateralized by U.S. Treasury Notes,
                        5.75%, due September 30, 1999)                    $     160,000
TOTAL INVESTMENTS (Cost $75,133,245) - 98.82%                             $  76,782,711

Other assets less liabilities - 1.18%                                           921,562

TOTAL NET ASSETS - 100.00%
	(equivalent to $11.21 per share;
        10,000,000 shares of $1.00 par value
	capital shares authorized;
        6,934,300 shares outstanding)                                     $  77,704,273
</TALBE>

For federal income tax purposes, the identified cost of investments owned at June 30, 1998 was $75,133,245.
Net unrealized appreciation for federal income tax purposes was $1,649,466, which is comprised of unrealized appreciation of $1,745,784 and unrealized depreciation of $96,318.

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statement of Assets and Liabilities
June 30, 1998

ASSETS:
  Investment securities, at market value
    (identified cost $75,133,245)                               $   76,782,711
  Interest receivable                                                1,178,402
    Total assets                                                    77,961,113

LIABILITIES:
  Disbursements in excess of demand deposit cash                       256,840
    Total liabilities                                                  256,840
NET ASSETS                                                      $   77,704,273

NET ASSETS CONSIST OF:
  Capital (capital stock and paid-in capital)                   $   75,656,310
  Accumulated undistributed income:
    Net investment income                                              448,731
    Net realized loss on investment transactions                       (50,234)
  Net unrealized appreciation on investments                          1,649,466
NET ASSETS APPLICABLE TO OUTSTANDING SHARES                     $   77,704,273

Capital shares, $1.00 par value
  Authorized                                                        10,000,000
  Outstanding                                                        6,934,300
NET ASSET VALUE PER SHARE                                       $        11.21

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statement of Operations
Year Ended June 30, 1998

INVESTMENT INCOME:
  Income:
    Interest                                                    $    5,120,925

  Expenses:
    Management fees                                                    675,457
    Government fees                                                     10,813
                                                                       686,270
      Net investment income                                          4,434,655

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain from investment transactions                        20,956
  Increase in net unrealized appreciation on investments             1,602,921
    Net realized and unrealized gain on investments                  1,623,877
    Net increase in net assets resulting from operations        $    6,058,532

See accompanying Notes to Financial Statements.


FINANCIAL STATEMENTS
Statements of Changes in Net Assets
For the Years Ended June 30, 1998 and 1997

                                                                          1998                 1997
INCREASE IN NET ASSETS FROM OPERATIONS:
  Net investment income                                         $    4,434,655       $    4,542,432
  Net realized gain from investment transactions                        20,956                8,649
  Increase in net unrealized appreciation
    (depreciation) on investments                                    1,602,921              320,957
    Net increase in net assets resulting from operations             6,058,532            4,872,038

DISTRIBUTIONS TO SHAREHOLDERS FROM:*
  Net investment income                                             (4,434,655)          (4,542,432)

DECREASE FROM CAPITAL SHARE TRANSACTIONS:
  Proceeds from 1,414,139 and 1,691,400 shares sold                 15,769,806           18,498,442
  Net asset value of 89,801 and 89,096 shares issued for
    reinvestment of distributions                                    1,002,078              976,474
                                                                    16,771,884           19,474,916
  Cost of 1,737,715 and 2,049,491 shares redeemed                  (19,362,930)         (22,446,473)
    Net decrease in net assets from capital share transactions      (2,591,046)          (2,971,557)
      Net decrease in net assets                                      (967,169)          (2,641,951)

NET ASSETS:
  Beginning of year                                                 78,671,442           81,313,393
  End of year (including undistributed net investment income
    of $448,731 in 1998 and 1997)                               $   77,704,273        $  78,671,442

*Distributions to shareholders:
   Income dividends per share                                   $         0.62        $        0.62

See accompanying Notes to Financial Statements.


NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Investments - Debt securities (other than short-term obligations), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term obligations are valued at amortized cost, which approximates market value. Investment transactions are recorded on the trade date. Investment income is recorded daily and distributions to shareholders are recorded on the ex-dividend dates. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis.

Federal Income Taxes - The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Amortization - Discounts and premiums on securities purchased are amortized over the life of the respective securities.

Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. PURCHASES AND SALES OF SECURITIES - The aggregate amounts of security transactions during the year ended June 30, 1998 (excluding commercial paper and repurchase agreements), were as follows:

                                                Other than
                        U.S. Government         U.S. Government
                        Securities              Securities
Purchases               $   995,185             $ 8,412,759
Proceeds from sales       2,611,420               7,421,484

3. MANAGEMENT FEES - UMB Bank, n.a. is the Fund's manager and investment adviser and provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Fund. This includes investment management; fees of the custodian, independent public accountants and legal counsel; remuneration of officers and directors; rent; and shareholder services, including maintenance of the shareholder accounting system and transfer agency. Not considered normal operating expenses and therefore payable by the Fund are taxes, interest, fees and the other charges of governments and their agencies for qualifying the fund's shares for sale, special accounting and legal fees and brokerage commissions. UMB Bank's management fees are based on average daily net assets of the Fund at the annual rate of .85 of one percent of net assets. Certain officers and/or directors of the Fund are also officers and/or directors of Jones & Babson, Inc., which serves as the Fund's underwriter and distributor.

4. REPURCHASE AGREEMENTS - Securities purchased under agreements to resell are held by the Fund's custodian and investment counsel, UMB Bank, n.a. The custodian monitors the market values of the underlying securities which they have purchased on behalf of the Fund to ensure that the collateral is sufficient to protect the Fund in the event of default by the seller.

5. SUBSEQUENT EVENT - Subsequent to the Fund's year-end, the Fund name will change to UMB Scout Bond Fund, Inc.

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding through the period

                                                                1998      1997      1996      1995      1994
Net asset value, beginning of year                           $ 10.98   $ 10.93   $ 11.10   $ 10.75   $ 11.53
  Income from investment operations:
    Net investment income                                       0.62      0.62      0.62      0.63      0.62
    Net realized and unrealized gain (loss) on securities       0.23      0.05    (0.16)      0.35    (0.74)
  Total from Investment Operations                              0.85      0.67      0.46      0.98    (0.12)
    Distributions from:
      Net investment income                                   (0.62)    (0.62)    (0.62)    (0.63)    (0.62)
      Net realized gain on investment transactions              -         -       (0.01)      -*      (0.04)
    Total Distributions                                       (0.62)    (0.62)    (0.63)    (0.63)    (0.66)
Net asset value, end of year                                 $ 11.21   $ 10.98   $ 10.93   $ 11.10   $ 10.75
Total Return                                                      8%        6%        4%       10%      (1%)

Ratios/Supplemental Data
Net assets, end of year (in millions)                        $    78   $    79   $    81   $    77   $    82
Ratio of expenses to average net assets                        0.87%     0.87%     0.86%     0.86%     0.87%
Ratio of net investment income to average net assets           5.61%     5.69%     5.63%     5.91%     5.50%
Portfolio turnover rate                                          12%       19%       12%        2%        9%

*Capital gain distribution of .003 not significant for per share table.

See accompanying Notes to Financial Statements.


INDEPENDENT ACCOUNTANTS' REPORT

To the Shareholders and Board of Directors of Scout Bond Fund, Inc.:

We have audited the accompanying statement of assets and liabilities of Scout Bond Fund, Inc., including the statement of net assets, as of June 30, 1998, and the related statement of operations, statements of changes in net assets and the financial highlights for the periods indicated thereon (periods presented prior to June 30, 1996 were audited by other independent accountants whose reports thereon expressed unqualified opinions). These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of June 30, 1998, by confirmation, or by the application of alternative auditing procedures with respect to unsettled portfolio security transactions. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scout Bond Fund, Inc. as of June 30, 1998, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in the first paragraph, in conformity with generally accepted accounting principles.

BAIRD, KURTZ & DOBSON

Kansas City, Missouri
July 24, 1998


This report has been prepared for the information of the Shareholders of Scout Bond Fund, Inc., and is not to be construed as an offering of the shares of the Fund. Shares of this Fund and of the other Scout Funds are offered only by the Prospectus, a copy of which may be obtained from Jones & Babson, Inc.


BOARD OF DIRECTORS
AND OFFICERS

Board of Directors
 Larry D. Armel
 William E. Hoffman, D.D.S.
 Eric T. Jager
 Stephen F. Rose
 Stuart Wien

Officers
 Larry D. Armel, President
 P. Bradley Adams, Vice President & Treasurer
 Martin A. Cramer, Vice President & Secretary
 Constance E. Martin, Vice President

Investment Counsel
 UMB Bank, n.a., Kansas City, Missouri

Auditors
 Baird, Kurtz & Dobson, Kansas City, Missouri

Legal Counsel
 Stradley, Ronon, Stevens & Young,
 Philadelphia, Pennsylvania

Custodian
 UMB Bank, n.a., Kansas City, Missouri

SCOUT FUNDS
P.O. Box 410498
Kansas City, MO 64141-0498
TOLL-FREE (800) 996-2862
www.umb.com

Underwriter & Distributor: Jones & Babson, Inc., Kansas City, Missouri


JB27B                           8/98